Financial Instruments - Disclosure of Outstanding Cross Currency Swap Agreements (Detail) - Cross-currency swaps [member] - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 17,252	$ 4,738
Fair Value Liability	(307)
Fair Value Asset	883	502
1-2 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	702	18,126
Fair Value Liability		(378)
Fair Value Asset	49	1,015
2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	375	4,774
Fair Value Asset	3	615
3-4 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	23,466
Fair Value Liability	(594)
Fair Value Asset	7,122
4-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,788	396
Fair Value Liability	(53)	(7)
Later than seven years and not later than eight years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	772	23,948
Fair Value Liability	(63)	(396)
Fair Value Asset		7,818
8-9 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,596	813
Fair Value Liability	(843)	(154)
9-10 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,371	6,889
Fair Value Liability		(42)
Fair Value Asset	121	$ 202
24-25 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	8,869
Fair Value Asset	$ 576